Restricted Net Assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Restricted Net Assets
Percentage of net income from subsidiaries and VIEs incorporated in the PRC to be appropriated to the statutory reserve	10.00%
Limit of statutory reserve fund as a percentage of registered capital, after which allocations to statutory reserve fund are no longer required	50.00%
Appropriation to statutory reserves	¥ 66,118	¥ 38,756	¥ 8,952
Accumulated statutory reserves	1,186,088	¥ 1,119,970
Restricted net assets	¥ 39,047,673